Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	41
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$88,388,189.10	0.7450745	$74,675,310.92	0.6294808	$13,712,878.18
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$175,088,189.10	0.1363265	$161,375,310.92	0.1256494	$13,712,878.18

Weighted Avg. Coupon (WAC)	3.49%		3.51%
Weighted Avg. Remaining Maturity (WARM)	21.33		20.45
Pool Receivables Balance	$199,453,205.77		$185,261,845.36
Remaining Number of Receivables	29,862		29,148

Adjusted Pool Balance	$194,498,633.90		$180,785,755.72

III. COLLECTIONS

Principal:
Principal Collections	$13,950,132.32
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$162,535.95
Total Principal Collections	$14,112,668.27

Interest:
Interest Collections	$591,939.72
Late Fees & Other Charges	$48,769.86
Interest on Repurchase Principal	$-
Total Interest Collections	$640,709.58

Collection Account Interest	$3,621.24
Reserve Account Interest	$919.27
Servicer Advances	$-

Total Collections	$14,757,918.36

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	41
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$14,757,918.36
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$14,757,918.36

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$166,211.00	$-	$166,211.00	$166,211.00
Collection Account Interest					$3,621.24
Late Fees & Other Charges					$48,769.86
Total due to Servicer					$218,602.10

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$114,168.08		$114,168.08

Total Class A interest:		$114,168.08		$114,168.08	$114,168.08

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$14,238,871.10

9. Regular Principal Distribution Amount:					$13,712,878.18

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$13,712,878.18
Class A Notes Total:		$13,712,878.18		$13,712,878.18
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$13,712,878.18		$13,712,878.18

10. Required Deposit to Reserve Account	0.00

11. Trustee Expenses	0.00

12. Remaining Available Collections Released to Certificateholder	525,992.92

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,954,571.87
Beginning Period Amount	$4,954,571.87
Current Period Amortization	$478,482.23
Ending Period Required Amount	$4,476,089.64
Ending Period Amount	$4,476,089.64
Next Distribution Date Required Amount	$4,023,999.88

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	41
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	9.98%	10.74%	10.74%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.15%	28,608	97.12%	$179,922,081.36
30 - 60 Days	1.42%	415	2.18%	$4,038,655.24
61 - 90 Days	0.36%	106	0.58%	$1,076,577.11
91-120 Days	0.07%	19	0.12%	$224,531.65
121 + Days	0.00%	0	0.00%	$-
Total		29,148		$185,261,845.36

Delinquent Receivables 30+ Days Past Due
Current Period	1.85%	540	2.88%	$5,339,764.00
1st Preceding Collection Period	1.86%	555	2.86%	$5,704,491.73
2nd Preceding Collection Period	1.87%	573	2.91%	$6,230,367.96
3rd Preceding Collection Period	1.79%	560	2.70%	$6,177,370.21
Four-Month Average	1.84%		2.84%

Repossession in Current Period		28		$238,109.85
Repossession Inventory		56		$127,463.20

Current Charge-Offs
Gross Principal of Charge-Offs				$241,228.09
Recoveries				$(162,535.95)
Net Loss				$78,692.14

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.47%

Average Pool Balance for Current Period				$192,357,525.57

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.49%
1st Preceding Collection Period				0.58%
2nd Preceding Collection Period				0.81%
3rd Preceding Collection Period				0.13%
Four-Month Average				0.50%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	23	2,117	$32,362,773.16
Recoveries	27	1,927	$(19,466,539.66)
Net Loss			$12,896,233.50
Cumulative Net Loss as a % of Initial Pool Balance			0.96%

Net Loss for Receivables that have experienced a Net Loss *	17	1,791	$12,978,825.39
Average Net Loss for Receivables that have experienced a Net Loss			$7,246.69

Principal Balance of Extensions			$729,696.31
Number of Extensions			76

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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